Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses
7. Accrued Expenses
Accrued expenses consist of the followings (in thousands):

	March 31, 2024	December 31, 2023
Employee compensation and benefits	$10,351	$4,334
Partner costs	9,345	13,971
Inventory, shipping and fulfillment	5,663	6,869
Sales and other taxes	3,697	3,963
Advertising	2,645	872
Information technology	2,609	3,176
Customer service expenses	369	437
Other accrued expenses	6,045	8,525

Total accrued expenses	$40,724	$42,147

Advertising costs, which are primarily comprised of social media, television media, and internet advertising expenses and also include print, radio, and infomercial production costs, were $9.1 million and $9.0 million for the three months ended March 31, 2024 and 2023, respectively.
On September 29, 2023, the Company entered into a financing agreement with IPFS Corporation of California (“IPFS”) to finance certain of its annual insurance premiums. The Company financed $2.5 million, which will be paid over a ten month period with the first payment due on November 1, 2023. The financing has an interest rate of 8.83% and IPFS has a security interest in the underlying policies that have been financed. The $1.0 million and $1.8 million outstanding as of March 31, 2024 and December 31, 2023, respectively, is recorded in other current liabilities in the condensed consolidated balance sheet and the interest expense is recorded in interest expense in the condensed consolidated statement of operations.
On October 6, 2023, the Company entered into a financing agreement with First Insurance Funding (“FIF”) to finance certain of its annual insurance premiums. The Company financed $2.0 million, which will be paid over a nine month period with the first payment due on November 1, 2023. The financing has an interest rate of 8.75% and FIF has a security interest in the underlying policies that have been financed. The $0.7 million and $1.4 million outstanding as of March 31, 2024 and December 31, 2023, respectively, is recorded in other current liabilities in the condensed consolidated balance sheet and the interest expense is recorded in interest expense in the condensed consolidated statement of operations.

Note 10. Accrued Expenses
Accrued expenses consist of the followings (in thousands):

	December 31,
	2023	2022
Partner costs	$13,971	$14,535
Inventory, shipping and fulfillment	6,869	11,687
Employee compensation and benefits	4,334	20,584
Sales and other taxes	3,963	4,818
Information technology	3,176	2,207
Advertising	872	1,176
Customer service expenses	437	956
Other accrued expenses	8,525	8,467

Total accrued expenses	$42,147	$64,430

On September 29, 2023, the Company entered into a financing agreement with IPFS Corporation of California (“IPFS”) to finance certain of its annual insurance premiums. The Company financed $2.5 million, which will be paid over a ten month period with the first payment due on November 1, 2023. The financing has an interest rate of 8.83% and IPFS has a security interest in the underlying policies that have been financed. The $1.8 million outstanding as of December 31, 2023 is recorded in other current liabilities in the consolidated balance sheet and the interest expense is recorded in interest expense in the consolidated statement of operations.
On October 6, 2023, the Company entered into a financing agreement with First Insurance Funding (“FIF”) to finance certain of its annual insurance premiums. The Company financed $2.0 million, which will be paid over a nine month period with the first payment due on November 1, 2023. The financing has an interest rate of 8.75% and FIF has a security interest in the underlying policies that have been financed. The $1.4 million outstanding as of December 31, 2023 is recorded in other current liabilities in the consolidated balance sheet and the interest expense is recorded in interest expense in the consolidated statement of operations.